RETAINED PROFITS (Details) - Retained earnings [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RETAINED PROFITS (Details) [Line Items]
Financial Liabilities on Which Cumulative Fair Value Movements Relating To Own Credit Derecognised	£ 3
Treasury shares	611	£ 495	£ 740
Treasury shares held	£ 861	£ 730	£ 943